INCOME TAXES - Summary of Current and Deferred Component of Income Tax Expenses (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Current income tax expense (benefit)	¥ 3,921,820	$ 552,376	¥ (134,629,133)	¥ 603,765,914
Deferred income tax (benefit) expense	89,534,883	12,610,725	371,325,673	(582,913,268)
Income tax expenses	¥ 93,456,703	$ 13,163,101	¥ 236,696,540	¥ 20,852,646